SSgA Active ETF Trust

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

September 20, 2012

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSgA Active ETF Trust: Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of SSgA Active ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A. The purpose of Post-Effective Amendment No. 3 is to register two new series of the Trust: SPDR SSgA US Minimum Volatility ETF and SPDR SSgA Global Minimum Volatility ETF.

Please contact me at (617) 662-3909 with your questions or comments.

Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar